Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 202,510	$ 165,567
Intangibles	908,204	219,369
Net operating loss	8,147,005	4,413,292
Lease liabilities	138,389
Capitalized research expenditures	354,157
Other	8,058	1,612
Total gross deferred tax asset	9,758,323	4,799,840
Depreciation	(872,157)	(196,334)
Prepaid assets	(33,769)	(32,057)
Right of use asset	(132,246)
Less: Valuation allowances	(8,720,151)	(4,571,449)
Net deferred tax asset